Post-employment and Other Employee-related Liabilities Amounts Recognized in Accumulated Other Comprehensive Loss (Before Tax) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	$ 75.0	$ 84.6
Prior service credit	0.0	0.0
Net amount recognized	75.0	84.6
Health Care and Other Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(0.7)	(2.3)
Prior service credit	(9.9)	(10.6)
Net amount recognized	$ (10.6)	$ (12.9)